Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 3,982	¥ 4,071
Accumulated amortization	(3,982)	(3,458)
Net carrying value		613
Finite Lived Intangible Assets Excluding Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 613	¥ 638	¥ 1,021